Interests in associates, joint ventures and other investments	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Interests in associates, joint ventures and other investments
15. Interests in associates and other investments
The movements in 2023 and 2022 were as follows:

	Interests in associates	Other investments
	£m	£m
1 January 2022	412.9	318.3
Additions	4.4	5.1
Loss from associates - after interest and tax	(60.4)	—
Share of other comprehensive income of associate undertakings	51.2	—
Dividends	(37.6)	—
Other movements	2.9	—
Exchange adjustments	17.1	—
Disposals	(9.6)	(16.0)
Reclassification from subsidiaries	(5.9)	—
Reclassification from associates to other investments	(22.5)	61.6
Revaluation of other investments through profit or loss	—	23.1
Revaluation of other investments through other comprehensive income	—	(22.3)
Amortisation of other intangible assets	(0.2)	—
Impairment charges	(47.2)	—
31 December 2022	305.1	369.8
Additions	39.4	2.5
Gain from associates - after interest and tax	25.1	—
Share of other comprehensive loss of associate undertakings	(0.9)	—
Dividends	(30.4)	—
Other movements	(12.5)	—
Exchange adjustments	(19.3)	—
Disposals	(5.4)	(10.4)
Reclassification to subsidiaries	—	—
Reclassification from associates to other investments	—	—
Revaluation of other investments through profit or loss	—	(26.2)
Revaluation of other investments through other comprehensive income	—	(3.0)
Amortisation of other intangible assets	—	—
Impairment charges	(14.6)	—
31 December 2023	286.5	332.7
Interests in joint ventures are immaterial and none of the Group's associates are individually material at 31 December 2023.
The investments included above as 'Other investments' represent investments in equity securities that present the Group with the opportunity for return through dividend income and trading gains. They have no fixed maturity or coupon rate. The fair values of the listed securities are based on quoted market prices at the balance sheet date. For unlisted securities, where market value is not available, the Group has estimated relevant fair values on the basis of information from outside sources at the balance sheet date.
The carrying values of the Group’s associates are reviewed for impairment in accordance with the Group’s accounting policies.
Aggregate information of associates that are not individually material
The following table presents a summary of the aggregate financial performance of the Group’s associate undertakings.

	2023	2022	2021
	£m	£m	£m
Earnings/(loss) from associates - after interest and tax (note 4)	70.2	(60.4)	23.8
Share of other comprehensive (loss)/ earnings of associate undertakings	(0.9)	51.2	13.5
Share of total comprehensive earnings/(loss) of associate undertakings	69.3	(9.2)	37.3
The application of equity accounting is ordinarily discontinued when the investment is reduced to zero and additional losses are not provided for unless the Group has guaranteed obligations of the investee or is otherwise committed to provide further financial support for the investee.
As at 31 December 2023, share of losses of £30.1 million (2022: £29.5 million) for the US and £137.9 million (2022: £33.8 million) for the Rest of World have not been recognised in relation to Kantar, as the investment was previously reduced to zero.
As at 31 December 2021, the cumulative share of unrecognised losses in relation to Imagina, an associate in Spain with the investment carrying value reduced to zero, were £23.0 million. In 2022, the Group partially disposed of its investment in Imagina resulting in its reclassification from interests in associates to other investments (within the scope of IFRS 9), designated as fair value through other comprehensive income. Refer to note 25 for further details on financial instruments held at fair value though other comprehensive income.
At 31 December 2023, capital commitments contracted, but not provided for, in respect of interests in associates and other investments were £2.2 million (2022: £3.2 million).